Derivatives - Fair value hedges - Hedging instrument by hedged risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Notional amount	192,457	208,905
Carrying amount, assets	$ 2,223	$ 1,663
Carrying amount, liabilities	$ 4,069	$ 2,771
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	121,573,000,000	122,753,000,000
Carrying amount, assets	$ 1,675	$ 1,056
Carrying amount, liabilities	3,761	2,208
Change in fair value	$ (1,894)	$ (1,531)
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount	157,435,000,000	177,006,000,000
Carrying amount, assets	$ 1,914	$ 1,208
Carrying amount, liabilities	$ 2,887	$ 2,031
Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	121,572,000,000	122,753,000,000
HSBC Holdings | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	34,006,000,000	36,769,000,000
Carrying amount, assets	$ 3,221	$ 1,406
Carrying amount, liabilities	8	183
Change in fair value	$ 1,927	$ 1,704
Weighted average rate of hedging instrument	1.71%
HSBC Holdings | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount	34,006,000,000	36,769,000,000
HSBC Holdings | Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	34,006,000,000	36,769,000,000
Carrying amount, assets	$ 3,221	$ 1,406
Carrying amount, liabilities	$ 8	$ 183
Derivatives | Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	121,573,000,000	122,753,000,000
Carrying amount, assets	$ 1,675	$ 1,056
Carrying amount, liabilities	3,761	2,208
Change in fair value	$ (1,894)	$ (1,531)
Derivatives | HSBC Holdings | Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	34,006,000,000	36,769,000,000
Carrying amount, assets	$ 3,221	$ 1,406
Carrying amount, liabilities	8	183
Change in fair value	$ 1,927	$ 1,704